UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2014 to March 31, 2014

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

January 1, 2014

UBS Real Estate Securities Inc.1

(Exact name of securitizer as specified in its charter)

025-00684	0001541886
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William Chandler, Managing Director (212) 713-4262

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

UBS Real Estate Securities Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage-backed securities and commercial mortgage-backed securities asset classes, including securitizations by UBS Principal Finance LLC, from which it received an assignment of substantially all assets and assumed all liabilities. This filing covers asset-backed securities issued by the following affiliated entity: Mortgage Asset Securitization Transactions, Inc.

Name of Issuing Entity	Check If Registered	Name of Originator (1)(2)	Total Assets in ABS by Originator (1)(3)			Assets that Were Subject of Demand (1)(4)(5)			Assets that Were Repurchased or Replaced (1)(4)(6)			Assets Pending Repurchase or Replacement (within cure period) (1)(4)(7)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Deal Name
MASTR Adjustable Rate Mortgages Trust 2007-1 0001379905	X	American Home Mortgage Corp.	3732	1,497,491,394.06	71.3%	7	3,419,528.53	0.2%	0	-	0.0%	0	-	0.0%
		Indymac Bank, F.S.B.	972	495,506,447.65	23.6%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Residential Funding Company, LLC	170	80,699,092.79	3.8%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Homewide Lending Corp.	15	5,549,431.57	0.3%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Dream House Mortgage Corp	14	4,376,726.81	0.2%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Bankers West Funding Corporation	13	4,490,009.73	0.2%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		American Mortgage Specialists, Inc.	8	1,878,268.94	0.1%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		UBS Real Estate Securities Inc.	4	1,891,000.00	0.1%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Community First Bank	3	1,285,365.07	0.1%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		United Capital Services d/b/a United Capital Funding	2	592,614.03	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Mega Capital Funding, Inc.	2	568,740.22	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Bankfirst	1	497,856.86	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Equity Financial Group Inc.	1	1,273,099.18	0.1%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Coastal Capital d/b/a The Mortgage Shop	1	329,244.02	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		American Home Equity Corp	1	471,716.89	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		First Financial Equities, Inc.	1	651,710.01	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Rockaway Beach Financial Corporation	1	327,527.67	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		The Cal-Bay Mortgage Group	1	734,313.94	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Triumph Funding Inc	1	561,776.39	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		L&G Mortgagebanc Inc.	1	263,244.07	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
Total			4944	2,099,439,579.90	100.0%	7	3,419,528.53	0.2%	0	-	0.0%	0	-	0.0%
MASTR Adjustable Rate Mortgages Trust 2007-3 0001391744	X	Countrywide Home Loans, Inc.	3106	1,341,503,084.33	51.9%	13	7,745,813.93	0.3%	0	-	0.0%	0	-	0.0%
		Indymac Bank, F.S.B.	2762	1,031,614,483.73	39.9%	302	112,119,385.92	4.3%	0	-	0.0%	0	-	0.0%
		Chevy Chase Bank, F.S.B.	370	129,202,649.00	5.0%	36	18,571,077.49	0.7%	0	-	0.0%	0	-	0.0%
		Residential Funding Company, LLC	237	79,556,160.47	3.1%	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Alliance Bancorp	2	821,070.29	0.0%	1	601,524.60	0.0%	0	-	0.0%	0	-	0.0%
		American Home Mortgage Corp.	1	183,960.01	0.0%	0	-	0.0%	0	-	0.0%	0	-	0.0%
Total			6478	2,582,881,407.83	100.0%	352	139,037,801.94	5.3%	0	-	0.0%	0	-	0.0%
Grand Total			11422	4,682,320,987.73	200.0%	359	142,457,330.47	5.5%	0	-	0.0%	0	-	0.0%

Name of Issuing Entity	Check If Registered	Name of Originator (1)(2)	Demand in Dispute (1)(4)(8)			Demand Withdrawn (1)(4)(9)			Demand Rejected (1)(4)(10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Deal Name
MASTR Adjustable Rate Mortgages Trust 2007-1 0001379905	X	American Home Mortgage Corp.	0	-	0.0%	0	-	0.0%	7	3,419,528.53	0.2%
		Indymac Bank, F.S.B.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Residential Funding Company, LLC	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Homewide Lending Corp.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Dream House Mortgage Corp	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Bankers West Funding Corporation	0	-	0.0%	0	-	0.0%	0	-	0.0%
		American Mortgage Specialists, Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		UBS Real Estate Securities Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Community First Bank	0	-	0.0%	0	-	0.0%	0	-	0.0%
		United Capital Services d/b/a United Capital Funding	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Mega Capital Funding, Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Bankfirst	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Equity Financial Group Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Coastal Capital d/b/a The Mortgage Shop	0	-	0.0%	0	-	0.0%	0	-	0.0%
		American Home Equity Corp	0	-	0.0%	0	-	0.0%	0	-	0.0%
		First Financial Equities, Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Rockaway Beach Financial Corporation	0	-	0.0%	0	-	0.0%	0	-	0.0%
		The Cal-Bay Mortgage Group	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Triumph Funding Inc	0	-	0.0%	0	-	0.0%	0	-	0.0%
		L&G Mortgagebanc Inc.	0	-	0.0%	0	-	0.0%	0	-	0.0%
Total			0	-	0.0%	0	-	0.0%	7	3,419,528.53	0.2%
MASTR Adjustable Rate Mortgages Trust 2007-3 0001391744	X	Countrywide Home Loans, Inc.	13	7,745,813.93	0.3%	0	-	0.0%	0	-	0.0%
		Indymac Bank, F.S.B.	0	-	0.0%	0	-	0.0%	302	112,119,385.92	4.3%
		Chevy Chase Bank, F.S.B.	36	18,571,077.49	0.7%	0	-	0.0%	0	-	0.0%
		Residential Funding Company, LLC	0	-	0.0%	0	-	0.0%	0	-	0.0%
		Alliance Bancorp	0	-	0.0%	0	-	0.0%	1	601,524.60	0.0%
		American Home Mortgage Corp.	0	-	0.0%	0	-	0.0%	0	-	0.0%
Total			49	26,316,891.42	1.0%	0	-	0.0%	303	112,720,910.52	4.3%
Grand Total			49	26,316,891.42	1.0%	0	-	0.0%	310	116,140,439.05	4.5%

Footnotes:

1.	Certain Information. Certain information may have been omitted from this table because it was unknown and not available to the securitizer without unreasonable effort or expense. The securitizer believes that it has substantially complete information based on its own records and confirmation from appropriate third parties to the extent such confirmation could be obtained.

The securitizer has reported only on pool assets (i) which were the subject of new demands during the reporting period or (ii) which were the subject of demands previously reported by the securitizer, where such demands had a change in status during the reporting period.

2.	Name of Originator. For purposes of the data presented in the table, the “originator” may be the party in whose name the loan was originated or may be such other party as provided final loan approval based on its own underwriting criteria or from whom the loan was purchased.

3.	Calculation of Number of Loans, Principal Balance and Percentage of Principal Balance at Time of Securitization. The number of loans shown under the column “Total Assets in ABS by Originator” is the number of loans for such originator, issuing entity or total asset pool, as applicable, at the time of securitization. The “Principal Balance at Time of Securitization” shown under such column is the aggregate principal balance of the applicable loans at the time of securitization. The “Percentage of Principal Balance at Time of Securitization” for each originator has been calculated by dividing the Principal Balance at Time of Securitization of the pool assets of the applicable originator by the Principal Balance at Time of Securitization of all pool assets for the related issuing entity.

4.	Calculation of Number of Loans, Principal Balance and Percentage of Principal Balance for Assets That Were Subject of Demand and Other Columns. The number of loans shown under the column “Assets That Were Subject of Demand” and each column to the right of such column is the number of loans in the applicable category of repurchase/replacement demand activity (each, a “Demand Category”) as to which there was a new demand or change of status of a previously reported demand during the reporting period plus the number of loans in the applicable Demand Category during the reporting period which were repurchased, replaced, prepaid or liquidated prior to the end of the reporting period.

The “Outstanding Principal Balance at End of Reporting Period” shown in such columns identified in the first paragraph of this footnote 4 is the outstanding principal balance of the loans in the applicable Demand Category at the end of the reporting period, adjusted to include loans in the applicable Demand Category that were repurchased, replaced, prepaid or liquidated prior to the end of the reporting period at the outstanding principal balance of such loans at the end of the month immediately prior to such repurchase, replacement or liquidation (in the case of liquidation, after reflecting only borrower payments in reduction of principal).

The “Percentage of Principal Balance at End of Reporting Period” for each originator was calculated by dividing (i) the Outstanding Principal Balance at End of Reporting Period of the loans in the applicable Demand Category, by (ii) the outstanding principal balance of the entire asset pool (or applicable portion thereof) as of the last day of the reporting period, adjusted to include loans that were included in such asset pool (or applicable portion thereof) at the date of securitization but were repurchased, replaced, prepaid or liquidated prior to the end of the reporting period, with such loans included at their principal balance at the end of the month immediately prior to such repurchase, replacement, prepayment or liquidation (in the case of liquidation, after reflecting only borrower payments in reduction of principal).

5.	Assets That Were Subject of Demand. For purposes of the data presented in the table, a “demand” is a clear request for enforcement of an obligation to repurchase or replace a specified loan.

The table includes all loans that were the “Subject of Demand” and as to which there was a new demand or change of status of a previously reported demand during the reporting period. A loan is considered to be “Subject of Demand” until (i) repurchase or replacement of such loan, (ii) the making of an indemnity payment to the related securitization trust rather than repurchasing the loan because the loan had already been liquidated at the time of payment and therefore was not available to be repurchased or replaced (an “indemnity payment”) or (iii) withdrawal or rejection of the related demand as described in footnotes 9 and 10 below.

In the event that multiple repurchase/replacement demands have been received with respect to a single loan, such demands have been reported as a single demand.

6.	Assets That Were Repurchased or Replaced. This data field is intended to capture pool assets that were the subject of a repurchase/replacement demand (i) which have been repurchased or (ii) for which an indemnity payment has been made.

The securitizer has reason to believe that certain indemnity payments may have been made by originators that could not be definitively identified and, therefore, these indemnity payments have not been included under the column “Assets That Were Repurchased or Replaced.” In any event, the securitizer has reason to believe that the outstanding principal balance of loans that were the subject of such indemnity payments is immaterial when compared to the outstanding principal balance, in the aggregate, of all loans subject to repurchase, replacement or indemnity payments.

7.	Assets Pending Repurchase or Replacement. This data field is intended to capture any reportable pool asset that was the subject of a demand for which (i) such loan is pending repurchase or replacement within the applicable cure period or (ii) an agreement as to the obligation to repurchase or replace has been reached between the securitizer and the party making the demand but such repurchase or replacement or related indemnity payment is subject to satisfaction of certain conditions or otherwise has not been completed as of the end of the reporting period.

8.	Demand in Dispute. This data field is intended to capture any pool asset that was the subject of a demand (i) for which the securitizer has not yet made a final determination regarding the status of such loan as of the end of the reporting period, (ii) for which the securitizer purchased such loan from an extant originator/seller and has relayed the demand to such originator/seller in accordance with the terms of the originator/seller’s repurchase/replacement obligations in its purchase contract with the securitizer and such originator/seller has not yet made a final determination, (iii) where such demand is currently the subject of insolvency proceedings or (iv) where such demand is currently the subject of litigation (including certain loans that were previously reported as “Assets that Were Repurchased or Replaced” and certain loans previously reported as “Assets Pending Repurchase or Replacement”).

9.	Demand Withdrawn. This data field is intended to capture any reportable pool asset that was the subject of a demand for which (i) such demand was the subject of litigation that resulted in settlement or (ii) such demand was rescinded by the party making the demand.

10.	Demand Rejected. This data field is intended to capture any reportable pool asset that was the subject of a demand which was not rescinded by the party making the demand but (i) for which the securitizer determined that such demand was without merit, was invalid or did not specifically allege a breach of any particular representation or warranty or (ii) such demand was rejected by the party to whom the demand was made or relayed.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS REAL ESTATE SECURITIES INC. (Securitizer)

By:	/s/ William Chandler
Name:	William Chandler
Title:	Managing Director

By:	/s/ John Lantz
Name:	John Lantz
Title:	Executive Director

Date: May 15, 2014